Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2011
Postretirement Plans [Abstract]
Components Of Net Postretirement Benefits Expense

	2009	2010	2011
Service cost	$4	5	3
Interest cost	30	24	17
Net amortization	15	1	(7)
Net postretirement expense	$49	30	13

Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations

	2010	2011
Benefit obligation, beginning	$499	417
Service cost	5	3
Interest cost	24	17
Actuarial (gain) loss	(36)	(25)
Benefits paid	(32)	(20)
Plan amendments	(34)	-
Acquisitions/divestitures and other	(9)	-
Benefit obligation, ending (recognized in balance sheet)	$417	392